UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

9/30

Date of reporting period: 6/30/09

Item 1.  Schedule of Investments.

Oxford Global Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2009
Shares		Market Value
	COMMON STOCK - 14.46%
	AEROSPACE / DEFENSE - 1.28%
1,000	Lockheed Martin Corp.	$ 80,650

	AGRICULTURE - 0.69%
1,000	Altria Group, Inc.	16,390
1,000	Archer-Daniels-Midland Co.	26,770
		43,160
	BEVERAGES - 0.91%
1,000	Diageo PLC - ADR	57,250

	CHEMICALS - 1.14%
1,000	BASF SE - ADR	39,750
2,000	Dow Chemical Co.	32,280
		72,030
	ENGINEERING & CONSTRUCTION - 0.25%
1,000	ABB Ltd. - ADR	15,780

	FOOD - 0.39%
1,000	Unilever NV	24,180

	HOME FURNISHINGS - 0.41%
1,000	Sony Corp.	25,860

	HOUSEHOLD PRODUCTS - 0.83%
1,000	Kimberly-Clark Corp.	52,430

	MEDIA - 0.37%
1,000	Walt Disney Co.	23,330

	MISCELLANEOUS MANUFACTURING - 2.42%
1,000	3M Co.	60,100
2,000	General Electric Co.	23,440
1,000	Siemens AG - ADR	69,190
		152,730
	OIL & GAS - 2.41%
1,000	BP PLC - ADR	47,680
1,000	Royal Dutch Shell PLC - ADR	50,190
1,000	Total Fina Elf SA - ADR	54,230
		152,100
Oxford Global Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2009
Shares		Market Value
	PHARMACEUTICALS - 1.73%
1,000	AstraZeneca PLC - ADR	$ 44,140
1,000	GlaxoSmithKline PLC - ADR	35,340
1,000	Sanofi-Aventis SA - ADR	29,490
		108,970
	SEMICONDUCTORS - 0.60%
1,000	Intel Corp.	16,550
1,000	Texas Instruments, Inc.	21,300
		37,850
	TELECOMMUNICATIONS - 1.03%
1,000	BT Group PLC - ADR	16,800
1,000	Deutsche Telekom AG - ADR	11,800
1,000	France Telecom SA - ADR	22,810
1,000	Telecom Italia - ADR	13,760
		65,170

	TOTAL COMMON STOCK	911,490
	( Cost - $689,760)

	EXCHANGE TRADED FUNDS - 0.42%
	EQUITY FUND - 0.42%
400	ProShares Short S&P500	26,284
	(Cost - $36,245)

	TOTAL INVESTMENTS - 14.88%
	(Cost - $726,005) (a)	937,774
	CASH AND OTHER ASSETS LESS LIABILITIES - 85.12%	5,365,090
	NET ASSETS - 100.00%	$ 6,302,864
	_______
	ADR - American Depositary Reciept

Oxford Global Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2009

	(a) Represents cost for financial reporting purposes and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:
	At June 30, 2009, net unrealized depreciation on investment securities,
	for financial reporting purposes, was as follows:
	Aggregate gross unrealized appreciation for all
	Investments for which there was an excess of value over cost	$ 221,730
	Aggregate gross unrealized depreciation for all investments	(9,961)
	Net unrealized appreciation	$ 211,769

Various inputs are used in determining the value of the fund's investments relating to
Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2009 in valuing the fund's assets carried at fair value:

	Investments in Securities ($)	Other Financial Instruments ($)
Level 1 - Quoted Prices	937,774	0
Level 2 - Other Significant Observable Inputs	0	0
Level 3 - Significant Unobservable Inputs	0	0
Total	937,774	0

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

8/26/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

8/26/09

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf Treasurer

Date

8/26/09